TAXATION	12 Months Ended
Dec. 31, 2020
TAXATION
TAXATION

10.  TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands are not subject to tax on income or capital gain. In addition, upon payments of dividends by those companies to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company’s subsidiary that is incorporated in the British Virgin Islands is not subject to tax on income or capital gain. In addition, upon payments of dividends by that company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

51net is registered in Hong Kong as a non-Hong Kong company and is subject to Hong Kong profits tax at a rate of 16.5% on its assessable profit.

China

The PRC Enterprise Income Tax Law (“EIT Law”), which became effective January 1, 2008, applies a uniform enterprise income tax (“EIT”) rate of 25% to both foreign-invested enterprises (“FIEs”) and domestic enterprises.

In December 2009, Tech JV was designated by relevant local authorities in Shanghai as a “High and New Technology Enterprise” ("HNTE") under the EIT Law. Tech JV became subject to a preferential tax rate of 15%. Tech JV is entitled to this preferential 15% tax rate as long as it maintains the required qualifications, which is subject to review every three years. In 2018, the renewal of Tech JV's preferential tax status valid from 2018 through 2020 was processed without objection. In addition, two PRC subsidiaries of the Group, Beijing Lagou Network Technology Co., Ltd. and Beijing Zhiding Youyuan Management Consulting Co., Ltd., have been designated as HNTEs under the EIT Law, and each of their preferential tax status of 15% is also valid through 2020.

The Group's other PRC subsidiaries, VIEs and VIEs' subsidiaries are subject to the statutory EIT rate of 25%.

The EIT Law also imposes a 10% withholding income tax (“WHT”) for dividends declared out of the profits earned after January 1, 2008 by a foreign-invested enterprise ("FIE") to its immediate holding company outside China. For certain treaty jurisdictions such as Hong Kong which has signed tax treaties with the PRC, the WHT rate is 5% if certain conditions are met. Such conditions may include that the parent company is a tax resident of the treaty jurisdiction, owns at least 25% equity in the FIE and is the beneficial owner of the dividends. Since the Company intends to permanently reinvest earnings to further expand its businesses in mainland China, its FIEs do not intend to declare dividends to its immediate foreign holding entities in the foreseeable future. Accordingly, as of December 31, 2020, the Company has not recorded any withholding tax on the retained earnings of its FIEs in China. Cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be permanently reinvested totaled RMB8,425,647 and RMB9,793,059, and the amount of the unrecognized deferred tax liability on the permanently reinvested earnings was RMB842,565 and RMB979,306 as of December 31, 2019 and 2020, respectively.

10.  TAXATION (Continued)

Composition of Income Tax Expense

Income (loss) before income tax expense for the years ended December 31, 2018, 2019 and 2020 were taxed within the following jurisdictions:

	2018	2019	2020
	RMB	RMB	RMB
PRC entities	1,617,091	1,711,678	1,448,879
Non-PRC entities	(130,216)	(949,586)	(189,034)
Total	1,486,875	762,092	1,259,845

The current and deferred portion of income tax expense (benefit) included in the consolidated statements of operations and comprehensive income for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018	2019	2020
	RMB	RMB	RMB
Current income tax expense:
PRC entities	223,903	239,477	194,297
Non-PRC entities	—	—	—
Total	223,903	239,477	194,297
Deferred income tax expense (benefit):
PRC entities	18,531	(3,587)	(5,880)
Non-PRC entities	—	—	—
Total	18,531	(3,587)	(5,880)
Income tax expense:
PRC entities	242,434	235,890	188,417
Non-PRC entities	—	—	—
Total	242,434	235,890	188,417

Reconciliation of the Differences between Statutory Tax Rate and the Effective Tax Rate

Reconciliation between the statutory EIT rate in the PRC and the Group’s effective tax rate for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018	2019	2020
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(11)%	(22)%	(12)%
Change in fair value of convertible senior notes	(2)%	25%	—
Expenses incurred outside the PRC	5%	7%	4%
Other permanent differences	(1)%	(4)%	(2)%
Effective EIT rate of the Group	16%	31%	15%

10.  TAXATION (Continued)

Income tax expense differs from the amounts computed by applying the EIT rate primarily due to (i) the change in fair value of convertible senior notes, (ii) the expenses incurred outside the PRC which cannot be utilized to offset PRC taxable income, and (iii) the preferential tax rate enjoyed by Tech JV in the PRC. The aggregate amount and per share effect of the preferential tax rate for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018	2019	2020
	RMB	RMB	RMB

	(in thousands, except per share data)
Aggregate effect	154,182	163,146	141,631
Basic net income per share effect	2.51	2.51	2.11
Diluted net income per share effect	2.44	2.45	2.08

Significant components of deferred tax assets and liabilities as of December 31, 2019 and 2020 are as follows:

	2019	2020
	RMB	RMB
Deductible temporary differences related to other payables and accruals	1,297	997
Deductible temporary differences related to provision for credit losses	4,108	5,669
Deductible temporary differences related to advertising expenses	14,358	22,615
Tax loss carryforwards	57,580	68,819
Amount offset by non-current deferred tax liabilities	(5,385)	(6,567)
	71,958	91,533
Less: Valuation allowance	(49,811)	(53,520)
Total deferred tax assets	22,147	38,013
Taxable temporary differences related to depreciation period	(11,096)	(9,469)
Taxable temporary differences related to long-term investments	—	(5,942)
Taxable temporary differences related to available-for-sale debt securities	(85,373)	(93,167)
Taxable temporary differences related to government subsidy income	(84,623)	(99,044)
Taxable temporary differences related to trade names, technology and customer relationships	(17,399)	(14,819)
Taxable temporary differences related to acquired program transmission license	(21,201)	(16,213)
Amount offset by non-current deferred tax assets	5,385	6,567
Total deferred tax liabilities	(214,307)	(232,087)

All deferred tax assets and liabilities within a single tax jurisdiction are offset and presented as a single amount in accordance with ASC 740-10-45-6 “Income Taxes – Overall – Other Presentation Matters.” The Group has classified all deferred tax assets and liabilities as non-current items on its consolidated balance sheet as of December 31, 2019 and 2020.

10.  TAXATION (Continued)

As of December 31, 2019 and 2020, valuation allowances were provided on the deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not be realized in the foreseeable future. Valuation allowances were also provided because it was more likely than not that the Group will not be able to utilize certain tax loss carryforwards generated by certain subsidiaries or VIEs. As those entities continue to generate tax losses and tax planning strategies are not available to utilize those tax losses in other group companies, management believes it is more likely than not that such losses will not be utilized before they expire. However, certain valuation allowance was reversed in 2018, 2019 and 2020 when certain entities generated sufficient taxable income to utilize the deferred tax assets. If events occur in the future that prevent these entities from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. As of December 31, 2020, the Group had net operating loss carryforwards in PRC entities of RMB323,767, which can be carried forward to offset taxable income. The carryforward period for net operating losses under the EIT Law is five years. The net operating loss carryforwards of the Group will expire in varying amounts from 2021 to 2025. Other than the expiration, there are no other limitations or restrictions upon the Group’s ability to use these operating loss carryforwards.

The following represents a roll-forward of the valuation allowance for each of the years:

	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of year	39,576	43,913	49,811
Additions	6,305	6,088	4,181
Reversals	(1,968)	(190)	(472)
Balance at end of year	43,913	49,811	53,520